Note 7 - Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

(7)  Benefit Plans

The Bank has a 401(k) plan which covers substantially all employees with six months or more of service.  The Bank’s contributions to the 401(k) plan are expensed as incurred.

The Company also provides retirement benefits to certain employees under a supplemental executive retirement plan.  The plan is unfunded and the Company accrues actuarially determined benefit costs over the estimated service period of the employees in the plan.  The Company recognizes the over funded or under funded status of a defined benefit post-retirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and recognizes changes in that funded status in the year in which the changes occur, through comprehensive income.

The components of net periodic expense for the Bank’s plan for the nine months ended September 30, 2013 and 2012 were as follows:

	Nine Months Ended September 30,
	2013	2012
Service cost	$244,796	$185,469
Interest cost	178,179	150,219
Actuarial (gain) loss recognized	(239,614)	15,900
Prior service cost recognized	7,553	74,574
	$190,914	$426,162

15.           Benefit Plans

Retirement Savings Plan

The Bank has a 401(K) plan which covers substantially all employees with six months or more of service.  The plan permits all eligible employees to make basic contributions to the plan up to the IRS salary deferral limit.  Under the plan, the Bank provided a matching contribution of 50% in 2012 and 2011 up to 6% of base compensation.  Employer contributions to the plan amounted to $204,918 in 2012 and $175,008 in 2011.

Benefit Plans

The Company also provides retirement benefits to certain employees under a supplemental executive retirement plan.  The plan is unfunded and the Company accrues actuarial determined benefit costs over the estimated service period of the employees in the plan.  The present value of the benefits accrued under these plans as of December 31, 2012 and 2011 is approximately $4,517,757 and $3,952,450, respectively, and is included in other liabilities and accumulated other comprehensive income in the accompanying consolidated balance sheets.  Compensation expense of $568,215 and $573,115 is included in the accompanying consolidated statements of income for the years ended December 31, 2012 and 2011, respectively.

In connection with the benefit plans, the Bank has life insurance policies on the lives of its executives, directors and divisional officers.  The Bank is the owner and beneficiary of the policies.  The cash surrender values of the policies total approximately $15.0 million and $13.6 million as of December 31, 2012 and 2011, respectively.

The following table sets forth the changes in benefit obligations of the Company’s supplemental executive retirement plan.

	2012	2011
Change in Benefit Obligation
Liability for pension, beginning	$3,952,450	$3,392,213
Service cost	247,293	273,702
Interest cost	200,290	208,231
Actuarial (gain) loss	117,724	78,304
Benefits paid	0	0
Liability for pension, ending	$4,517,757	$3,952,450

	2012	2011
Amount Recognized in Consolidated Balance Sheets
Liability for pension	$4,517,757	$3,952,450
Net actuarial loss included in accumulated other comprehensive income	157,336	60,811
Prior service cost included in accumulated other comprehensive income	8,445	107,878
Net recognized pension expense	$(4,351,977)	$(3,783,761)

	2012	2011
Information for pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$4,517,757	$3,952,450
Accumulated benefit obligation	3,380,461	3,602,957

Components of Net Periodic Benefit Cost	2012	2011
Service cost	$247,293	$273,702
Interest cost	200,290	208,231
Amortization of prior service cost	99,432	99,432
Recognized net actuarial gain	21,201	(8,250)
Net periodic benefit expense	$568,216	$573,115

The net periodic benefit cost for the year ended December 31, 2013 is projected to be $218,210.

During the year ended December 31, 2013, actuarial (gains) and prior service cost of $(270,998) and $8,445, respectively, are expected to be removed from accumulated other comprehensive income and recognized as a component of net periodic benefit expense.

Weighted-Average Assumptions, December 31	2012	2011
Discount Rate	6.00%	6.00%
Salary Scale	4.00%	4.00%

Projected Annual Benefit Payments*
2013	$689,198
2014	$0
2015	$3,776,489
2016	$0
2017	$804,660
2018-2022	$0

* Represents management’s expectation as of December 31, 2012 as to when such payments will be made.